Geographical Information	12 Months Ended
Dec. 31, 2021
Geographical Information
12.	GEOGRAPHICAL INFORMATION
The following tables set forth revenues and property and equipment, net by geographic area:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues:
PRC	1,388,107	698,910	562,464	88,263
Overseas (i)	2,199,588	853,735	222,152	34,860
United States	1,342,021	437,262	32,646	5,123
Japan	139,290	138,918	111,481	17,494
Rest of the world (ii)	718,277	277,555	78,025	12,243

	A s of December 31,
	2020	2021
	RMB	RMB	US$
Property and equipment, net:
PRC	98,438	99,133	15,556
Non-PRC	3,546	2,661	418

(i)
Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.

(ii)	No individual country, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2019, 2020 and 2021, respectively.